Shareholders' equity (Tables)	12 Months Ended
Dec. 31, 2022
Statement [LineItems]
Summary of Issued Capital
b) Issued

Shareholders’ capital	Common Shares	Amount
Balance, December 31, 2020	73,516,225	$2,187.0
Issued pursuant to equity compensation plans (1)	1,356,610	2.6
Equity issue	5,880,681	25.9
Share issue costs	-	(1.7)
Balance, December 31, 2021	80,753,516	$2,213.8
Issued pursuant to equity compensation plans (1)	1,688,694	8.1
Balance, December 31, 2022	82,442,210	$2,221.9

(1)	Upon vesting or exercise of equity awards, the net benefit is recorded as a reduction of other reserves and an increase to shareholders’ capital.

Summary of Other Reserves

	Year ended December 31
Other Reserves	2022	2021
Balance, beginning of year	$103.2	$103.6
Share-based compensation expense	4.7	2.3
Net benefit on options exercised (1)	(6.7)	(2.7)
Balance, end of year	$101.2	$103.2

(1)	Upon exercise of awards, the net benefit is recorded as a reduction of other reserves and an increase to shareholders’ capital.